PRESIDENT'S LETTER


Dear Shareholders:


During the Funds' fiscal period ended April 30, the returns realized by investors in international markets generally lagged those achieved by U.S. equity investors. However, we believe the time for opportunities is drawing nearer. In eight months, Europe will experience an historic event with the initiation of its unique currency system, and Asia's markets are now near historically low levels. We believe that the current state of affairs should translate into increased buying opportunities and should provide international portfolios with a competitive advantage over holdings selected from an overvalued U.S. market.

WINTHROP INTERNATIONAL EQUITY FUND

The total return of the Winthrop International Equity Fund for the six months ending April 30, 1998, was +15.56% (Class A shares) and +15.14% (Class B shares), versus +15.59% for the Fund's benchmark, the MSCI EAFE Index.

At the onset of the Fund's fiscal year, the Bundesbank of Germany raised interest rates for the first time in five years and the core European countries followed suit. Merger and acquisition activity was heavy with no less than five deals announced on a single day. The European technology sector was affected by the weak performance of its U.S. counterpart. Fallouts in Asia and Latin American countries were more volatile with the collapse of the Hong Kong market triggering the largest fall in the Dow Jones index since the crash of 1987. European markets reacted similarly at first, but quickly rebounded in line with the U.S. market.

European markets continued their march upwards during the first quarter of 1998. The positive trend was aided by the fact that the European markets were less exposed to the situation in Asia than initially expected. Company results were not surprising and restructuring and mergers continued across the board. The peripheral markets turned in particularly good performances (Italy, Spain, Ireland and Finland, as well France) for the first time in years. Germany, Holland and Switzerland lagged a little behind. Strong performance was seen in cyclicals (autos, construction, building materials) and in the services sector (telecoms, insurance and electronics), including Nokia and Ericsson.

We have favored the Italian, Spanish, Finnish and Irish markets and have progressively built up our French position. We have been neutral on the British market and have underweighted the Swiss, Dutch and German markets. We have remained overweighted on capital equipment and services, neutral on financials and consumer goods and are underweighted in basic materials and energy.

The Japanese market continues to disappoint as indicators point to the weakness of the economy. The economic package announced by the government at the end of March was seen as too little, too late, and the market continued to slide. Against the background of the Asian currency turmoil and the troubled Japanese banking sector, the Yen continues to weaken. Cyclical stocks outperformed at the beginning of the year, but have given up most of their gains, and the market focus is back on blue-chip exporters. Hong Kong and are still viewed very cautiously by investors, who believe that the turmoil of the neighboring countries is not over. The Fund remains underweighted in the Asian region, including Japan, where we prefer exporters and non-currency-exposed companies.

WINTHROP DEVELOPING MARKETS FUND

The total return of the Winthrop Developing Markets Fund for the six months ending April 30, 1998 was +5.88% (Class A shares) and +5.45% (Class B shares) versus +3.64% for the Fund's benchmark, the MSCI Emerging Markets Free Index. Emerging markets remain depressed by the Asian crisis. After Thailand's plunge and the region's steep declines in October, other markets also crashed--South Korea early in 1998 and Indonesia at the end of March. Investors now believe the crisis will take longer to work out. Major uncertainties still remain in countries such as Malaysia, where the situation has been artificially kept calm. The crisis has also been compounded by the weak Yen as a result of the slowing of the Japanese economy. Shareholders should note, however, that the positive case for investing in Asia is real. We believe that market conditions, amidst short term volatility, show strong growth potential in the medium to long term due to competitive labor costs, cheaper exports and continued technological advances. Markets such as Hong Kong, Taiwan and Singapore are the most likely to stage an early rebound, given strong economic fundamentals. In addition, policy makers in Thailand appear to have decided to restructure the economy and it is our belief that if such an effort is maintained, this country will experience a recovery in the next two years.

The Latin American stock markets contributed significantly to the positive return of the index during the period. The tight fiscal measures taken by the Brazilian government at the beginning of the crisis are now paying off and are having a positive influence on the rest of the region. Eastern Europe is potentially fragile and its currencies could also be severely affected by the Asian crisis.

In terms of investment strategy, we continue to prefer quality defensive stocks, (non-currency-exposed companies with good liquidity) and we are underweighted significantly in countries such as Indonesia, Malaysia, South Korea and Russia.

We continue to be very optimistic concerning the long-term potential from investment in the foreign markets. Thank you for your continued support and have an enjoyable summer. Sincerely,

G. Moffett Cochran

President                                        June, 1998

OPPORTUNITY FUND HIGHLIGHTS (unaudited)

      Winthrop International Equity Fund

            Asset Allocation by Country April 30, 1998

Hong Kong                           0.6
Australia                           0.6
Singapore                           0.3
Malaysia                            0.2
Cash & Other Assets/Liabilities     0.1
United Kingdom                     25.1
Japan                              21.5
Germany                            11.0
France                             10.6
Switzerland                         7.7
Netherlands                         6.3
Italy                               5.8
Spain                               3.3
Sweden                              2.8
Finland                             1.3
Portugal                            1.2
Belgium                             0.8
Austria                             0.8

            Ten Largest Holdings April 30, 1998

                                                                   Percent of
                                 Country             US $ Value    Net Assets
                                 ---------------     ----------    ----------
CMG Plc ......................   United Kingdom      $1,231,869        2.1%
Zeneca Group Plc .............   United Kingdom       1,067,072        1.9
Lloyds TSB Group Plc .........   United Kingdom       1,036,808        1.8
Royal Dutch Petroleum Co. ....   Netherlands          1,009,867        1.8
Glaxo Wellcome Plc ...........   United Kingdom       1,005,294        1.8
France Telecom SA ............   France                 942,126        1.6
Prudential Corporation Plc ...   United Kingdom         930,000        1.6
SAP AG .......................   Germany                859,762        1.5
Mannesmann AG ................   Germany                843,122        1.5
Omron Corp ...................   Japan                  832,324        1.5
                                                     ----------        ---
                                                     $9,758,244       17.1%
                                                     ==========       ====

            Investment Results For the Periods Ended April 30, 1998

                                             Average Annual Total Return
                                     ----------------------------------------
                                     Winthrop International
                                          Equity Fund
                                     ----------------------
                                      Without        With          MSCI EAFE
                                       Load          Load            INDEX
                                     --------       -------        ---------
 Class A:

     1 year .......................    21.63%       14.64%          19.23%
     From inception 9/13/95 .......    11.14         8.66           11.32
 Class B:

     1 year .......................    20.62        16.62           19.23
     From inception 9/13/95 .......    10.31         9.66           11.32

   The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge
   (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

   The MSCI EAFE is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

OPPORTUNITY FUND HIGHLIGHTS (unaudited)


      Winthrop Developing Markets Fund

            Asset Allocation by Country April 30, 1998

China                                   1.1
Cash & Other Assets/Liabilities         0.6
Brazil                                 22.8
Mexico                                 13.3
Argentina                              10.7
Greece                                 10.1
South Africa                            9.7
Taiwan                                  6.6
Chile                                   5.6
India                                   4.3
Czech Republic                          3.5
Thailand                                2.6
Hungary                                 2.1
Hong Kong                               2.0
Malaysia                                2.0
South Korea                             1.5
Philippines                             1.5


            Ten Largest Holdings April 30, 1998

                                                                                         Percent of
                                                      Country             US $ Value     Net Assets
                                                      -------------       ----------     ----------
Telecomunicacoes Brasilerais SA Prf
  (Telebras) ......................................   Brazil              $1,771,717        5.9%
YPF Sociedad Anonima SA ADR .......................   Argentina            1,114,256        3.7
Centrais Electricas Brasileira SA Prf Cl."B" ......   Brazil               1,086,783        3.6
Telefonica de Argentina SA ADR ....................   Argentina              872,592        2.9
Telefonos de Mexico SA Cl."L" ADR .................   Mexico                 834,653        2.8
Cifra SA de CV Ser. "V" ...........................   Mexico                 794,941        2.6
Kimberly-Clark de Mexico
  SA de CV Cl."A" .................................   Mexico                 705,152        2.3
Hellenic Bottling Company SA ......................   Greece                 662,310        2.2
Lojas Americanas SA Prf ...........................   Argentina              595,831        2.0
SPT Telecom AS ....................................   Czech Republic         557,704        1.9
                                                                          ----------     ----------
                                                                          $8,995,939       29.9%
                                                                          ==========     ==========

            Investment Results For the Periods Ended April 30, 1998

                                         Average Annual Total Return
                                   -------------------------------------
                                    Winthrop Developing
                                       Markets Fund              MSCI
                                   --------------------        EMERGING
                                   Without        With          MARKETS
                                    Load          Load        FREE INDEX
                                   ------        -----        ----------
Class A:

     1 year .....................   -9.19%      -14.41%         -14.53%
     From inception 9/13/95 .....    0.40        -1.84           -1.68

Class B:

     1 year .....................   -9.86       -13.47          -14.53
     From inception 9/13/95 .....   -0.40        -1.17           -1.68

The performance data quoted represents past performance, which is no indication of future performance. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. No adjustment has been made for any income taxes payable by shareholders on dividends or capital gains. Class A returns shown above are computed with and without the imposition of the maximum 5.75% front-end sales load. Class B shares which, instead of a front-end sales load, are subject to a contingent deferred sales charge (CDSC) ranging from 4% during the first year to 0% after 4 years. Accordingly, returns on Class B shares will differ from those of Class A shares and are referenced in the table above with and without the imposition of the applicable CDSC.

The MSCI Emerging Markets Free is an unmanaged index composed of a sample of companies representative of the market structure of developing countries worldwide. The index is the property of Morgan Stanley & Co. Incorporated. The index does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

Winthrop Opportunity Funds--Statement of Investments April 30, 1998 (unaudited)

Winthrop International Equity Fund

COMMON STOCKS--99.9%

                                                      Shares      U.S. $ Value
                                                    ----------   --------------
AUSTRALIA--0.6%
Coca-Cola Amatil Ltd. ........................           9,000     $    68,654
National Australia Bank Ltd. .................           5,000          71,066
Qantas Airways Ltd. ..........................          41,000          62,551
Telstra Corporation Ltd. .....................          27,000          63,372
The News Corporation Ltd. ....................          10,000          67,023
                                                                   -----------
                                                                       332,666
                                                                   -----------
AUSTRIA--0.8%
Bank Austria AG ..............................           4,070         314,563
OMV AG .......................................           1,150         170,660
                                                                   -----------
                                                                       485,223
BELGIUM--0.8%
Credit Communal Belgique .....................           3,420         468,215
                                                                   -----------
FINLAND--1.3%
Oy Nokia (Ab) Ser 'A' ........................          11,000         738,975
                                                                   -----------
FRANCE--10.6%
Accor SA .....................................           2,220         604,640
Comptoirs Modernes ...........................             900         469,610
Credit Commercial de France ..................           4,900         390,843
Compagnie de Saint Gobain ....................           3,415         568,622
Danone Groupe ................................           2,497         589,212
Elf Aquitaine SA .............................           2,962         388,353
France Telecom SA* ...........................          17,322         942,126
Legrand SA ...................................           2,258         596,604
Pernod Ricard ................................           8,050         555,148
Renault SA ...................................          10,380         481,245
Rhone-Poulenc ................................           9,839         480,851
                                                                   -----------
                                                                     6,067,254
                                                                   -----------
GERMANY--11.0%
Adidas-Salomon AG ............................           3,480         575,961
Allianz AG ...................................           1,670         516,030
Allianz AG-New* ..............................              49          15,004
Bayer AG .....................................          13,780         614,322
Bayerische Motoren Werke AG ..................             620         684,091
Bayerische Vereinsbank AG ....................           7,440         555,565
Commerzbank AG - New* ........................          13,110         496,785
Daimler Benz AG ..............................           5,790         566,901
Mannesmann AG ................................           1,070         843,122
SAP AG .......................................           1,720         859,762
Veba AG ......................................           8,420         555,078
                                                                   -----------
                                                                     6,282,621
HONG KONG--0.6%
Hang Seng Bank Ltd. ..........................           5,400          45,488
Hong Kong & China
  Gas Company Ltd. ...........................          29,700          40,451
Hong Kong Telecommunications Ltd. ............          33,400          62,522
Hutchison Whampoa Ltd. .......................          13,000          80,389
New World Development
  Company Ltd. ...............................          10,500          29,889
Wharf (Holdings) Ltd. ........................          38,000          60,831
                                                                   -----------
                                                                       319,570
                                                                   -----------
ITALY--5.8%
Alleanza Assicurazioni SPA ...................          32,520         413,852
Autogrill SPA ................................          34,830         239,807
Banca Intesa SPA .............................          42,810         241,598
Credito Italiano SPA .........................         138,070         725,433
Ente Nazionale Idrocarburi SPA ...............          78,890         529,584
Instituto Bancario San Paolo
  di Torino SPA ..............................          21,040         303,973
Instituto Nazionale delle
  Assicurazioni SPA ..........................          85,060         254,179
Telecom Italia SPA ...........................         115,490         608,751
                                                                   -----------
                                                                     3,317,177
                                                                   -----------
JAPAN--21.5%
Asahi Glass Co. Ltd. .........................          58,000         313,858
Bank of Tokyo-Mitsubishi Ltd. ................          36,000         446,560
Bridgestone Corp. Ltd. .......................          17,000         388,557
Capcom Company Ltd. ..........................          23,800         310,537
Fuji Photo Film Co. Ltd. .....................          12,000         427,760
Hokuetsu Paper Mills Ltd. ....................         161,000         783,493
Marui Co. Ltd. ...............................          39,000         616,892
Matsushita-Electric Industry Ltd. ............          17,000         272,762
Matsushita-Kotobuki Electronic Ltd. ..........          15,000         416,635
Mitsubishi Estate Co. Ltd. ...................          33,000         319,685
Mitsui Re Fudosan Ltd. .......................          45,000         411,413
Mori Seiki Ltd. ..............................          23,000         254,144
NEC Corp. ....................................          18,000         202,982
Nomura Securities Co. Ltd. ...................          35,000         427,798
NTT Corp. ....................................              90         790,131
Omron Corp. ..................................          53,000         832,324
Shin-Etsu Chemical Co. Ltd. ..................          22,000         429,577
Sony Music Entertainment Inc. ................           5,300         441,633
Sumitomo Bank Ltd. ...........................           8,200         775,751
Sumitomo Electric Industries Ltd. ............          63,000         751,918
Sumitomo Heavy Industries Ltd. ...............         284,000         681,359
Taisei Corp. .................................          87,000         197,533
Takashimaya Co. Ltd. .........................          27,000         194,127
TDK Corp. Ltd. ...............................           4,000         316,658
Terumo Corp. .................................          26,000         381,352
Tokyo Electron Ltd. ..........................           5,000         196,776
Toyota Motor Corp. Ltd. ......................          27,000         704,987
                                                                   -----------
                                                                    12,287,202
                                                                   -----------
MALAYSIA--0.2%
Petronas Gas Berhad ..........................          11,000          26,470
Telekom Malaysia Berhad ......................          12,000          35,936
                                                                   -----------
                                                                        62,406

NETHERLANDS--6.3%
Akzo Nobel NV ................................           2,310         469,885
Hagemeyer NV .................................           5,812         277,582
ING Groep NV .................................          12,320         800,596
Royal Dutch Petroleum Co. ....................          18,300       1,009,867
Royal Philips Electronics NV .................           6,210         547,079
Unilever NV-CVA ..............................           7,140         508,154
                                                                   -----------
                                                                     3,613,163
                                                                   -----------
PORTUGAL--1.2%
Banco Espirito Santo e
  Comercial de Lisboa, SA ....................           8,320         398,021
Portugal Telecom SA ..........................           5,740         308,453
                                                                   -----------
                                                                       706,474
                                                                   -----------

See notes to financial statements.

Winthrop International Equity Fund
                                                      Shares      U.S. $ Value
                                                    ----------   --------------
SINGAPORE--0.3%
Fraser & Neave Ltd. ..........................           6,000     $    26,903
Singapore Airlines Ltd. ......................           4,000          26,018
Singapore Telecommunications Ltd. ............          24,000          41,225
                                                                   -----------
                                                                        94,146
                                                                   -----------
SPAIN--3.3%
Autopistas del Mare Nostrum SA ...............           9,480         186,596
Banco Cenral Hispanoamericano SA .............           1,840          61,207
Banco Santander SA ...........................          10,350         546,649
Cortefiel SA .................................           7,760         183,798
Endesa SA ....................................          28,400         689,433
Grupo Acciona SA .............................           1,010         227,228
                                                                   -----------
                                                                     1,894,911
                                                                   -----------
SWEDEN--2.8%
Astra AB-A SA ................................          24,216         497,537
Electrolux AB ................................           5,860         545,200
Telefonaktiebolaget LM Ericsson SA ...........          10,980         578,880
                                                                   -----------
                                                                     1,621,617
                                                                   -----------
SWITZERLAND--7.7%
Alusuisse Lonza Group AG .....................             190         243,210
Credit Suisse Holding AG .....................           2,220         488,419
Nestle SA ....................................             370         717,829
Novartis A - Reg. Shares .....................             390         644,826
Reiter Holding Ltd. ..........................             290         174,200
Roche Holding AG .............................              66         669,047
Schindler Holding AG .........................             120         194,008
Schweizerischer Bankverein ...................           1,020         354,294
Sulzer AG ....................................             190         136,172
UBS - Union Bank of
  Switzerland Ltd. ...........................             230         370,468
Zurich Versicherungs -
  Gesellschaft AG ............................             680         414,363
                                                                   -----------
                                                                     4,406,836
                                                                   -----------
UNITED KINGDOM--25.1%
Abbey National Plc ...........................          37,577        $699,284
Alliance & Leicester Plc .....................          17,750         249,592
Bank of Ireland Plc ..........................          23,450         477,166
Bank of Scotland Plc .........................          65,090         809,155
Barclays Plc .................................          25,600         734,931
British Aerospace Plc ........................           9,910         332,053
British Petroleum Co. Plc ....................          14,240         224,879
CMG Plc ......................................          27,620       1,231,869
Glaxo Wellcome Plc ...........................          35,535       1,005,294
HSBC Holdings Plc ............................          14,380         452,256
Lloyds TSB Group Plc .........................          69,092       1,036,808
Marks & Spencer Plc ..........................          80,050         761,570
Misys Plc ....................................          16,800         803,362
National Power Plc ...........................          29,910         290,804
Norwich Union Plc* ...........................          46,020         344,522
Prudential Corporation Plc ...................          65,592         930,000
Reed International Plc .......................          62,050         548,306
Royal & Sun Alliance
  Insurance Group Plc ........................          64,590         718,163
Smithkline Beecham ...........................          68,862         824,958
Vodafone Group Plc ...........................          71,420         786,343
Zeneca Group Plc .............................          24,660       1,067,072
                                                                   -----------
                                                                    14,328,387
                                                                   -----------
TOTAL INVESTMENTS--99.9%
(cost $48,179,598) ...........................                      57,026,843
                                                                   -----------

Cash and Other Assets
Net of Liabilities--0.1% .....................                          81,365
                                                                   -----------
NET ASSETS--100% .............................                     $57,108,208
                                                                   ===========

* Non- income producing
See notes to financial statements.

Winthrop Opportunity Funds--Statement of Investments April 30, 1998 (unaudited)

Winthrop Developing Markets Fund

COMMON STOCKS--76.6%



                                                      Shares      U.S. $ Value
                                                    ----------   --------------

ARGENTINA--10.7%
Banco Frances SA .............................           4,600     $    43,705
Banco de Galicia y Buenos Aires SA ...........          16,340          95,603
IRSA Inversiones
  y Representaciones SA ......................          91,000         348,208
Perez Compane SA .............................          80,091         479,802
Siderca SA Cl 'A' ............................         104,148         253,111
Telefonica de Argentina SA ADR ...............          22,628         872,592
YPF Sociedad Anonima SA ADR ..................          31,950       1,114,256
                                                                   -----------
                                                                     3,207,277
                                                                   -----------
CHILE--5.6%
Cia Cervecerias Unidas
  SA ADR .....................................           7,770         214,646
Cia de Telecomunicaciones de
  Chile SA ADR ...............................          15,315         383,832
Empresa Nacional Electricidad
  SA ADR .....................................          26,280         458,258
Enersis SA ADR ...............................           7,870         231,673
Gener SA .....................................           4,645         103,932
Madeco GDR ...................................           2,308          36,928
Quimica Minera Chile SA ADR ..................           5,980         259,756
                                                                   -----------
                                                                     1,689,025
                                                                   -----------
CHINA--1.1%
Beijing Yanhua Retrochemical
  Company Ltd.* ..............................          17,920         145,600
Huaneng Power International, Inc.* ...........           8,500         187,000
                                                                   -----------
                                                                       332,600
                                                                   -----------
CZECH REPUBLIC--3.5%
Ceske Energeticke Zavody AS* .................           5,721         171,974
Inzenyrske Prumyslove Stavby* ................           2,850          18,209
Komercni Banka AS ............................           1,240          41,500
Skoda Plzen AS* ..............................           3,851          40,188
SPT Telecom AS* ..............................           3,834         557,704
Tabak AS .....................................             869         228,702
                                                                   -----------
                                                                     1,058,277
                                                                   -----------
GREECE--10.1%
Aktor SA .....................................           2,700          20,608
Alpha Credit Bank SA .........................           5,250         553,575
Attica Enterprises ...........................          19,560         326,575
Attica Enterprises Rts .......................           3,912           3,583
Elais SA .....................................           1,700          56,767
Ergo Bank SA .................................           1,798         169,253
Hellas Can Packaging SA ......................           1,000          16,394
Hellenic Bottling Company SA .................          17,800         662,310
Hellenic Telecommunication
  Organization SA ............................           5,250         150,265
National Bank of Greece ......................           3,080         541,665
Silver & Baryte Ores Mining SA ...............           1,100          46,036
Titan Cement Company SA ......................           5,800         496,176
                                                                   -----------
                                                                     3,043,207
                                                                   -----------

HONG KONG--2.0%
Beijing Datang Power
  Generation Co. Ltd.* .......................         352,000         143,144
China Eastern Airlines Ltd.* .................       1,477,000     $   169,703
Guangdong Kelon Electric
  Holdings Co. Ltd. ..........................         186,000         190,897
Tsingtao Brewery Co. Ltd.* ...................         452,000          88,112
                                                                   -----------
                                                                       591,856
                                                                   -----------
HUNGARY--2.1%
Gedeon Richter Rt ............................             460          50,600
Magyar Tavkozlesi Rt.* .......................           7,000         206,500
Mol Magyar Olaj GDR ..........................          12,000         366,300
                                                                   -----------
                                                                       623,400
                                                                   -----------
INDIA--4.3%
Crompton Greaves Ltd. GDR ....................          34,200          63,270
Eith Limited GDR*.............................          10,300         119,094
Grasim Industries Ltd. GDR....................           9,400          84,600
Indian Aluminum co. Ltd. GDR*.................          40,000         110,000
Mahindra & Mahindra Ltd. GDR*.................          11,800          87,910
Ranbaxy Laboratories GDR......................           8,100         194,400
State Bank of India GDR.......................          17,900         332,045
Tata Engineering and
  Locomotive Co. Ltd. GDR.....................          26,400         192,060
Videsh sanchar GDR*...........................           7,700          95,287
                                                                   -----------
                                                                     1,278,666
                                                                   -----------
MALAYSIA--2.0%
AMMB Holdings Bhd
  Warrant Exp. 05/13/02*......................           2,700             412
Ekran Bhd Warrants*...........................          15,000           2,406
Genting Bhd...................................          20,200          66,972
Malayan Banking Bhd...........................          27,100          79,706
Petronas Gas Bhd..............................          37,000          89,037
Rothmans of Pall Mall Bhd.....................           8,000          65,775
Telecom Malaysia Bhd..........................          61,500         184,171
Tenaga Nasional Bhd...........................          30,400          60,556
YTL Corporation Bhd...........................          40,000          62,032
                                                                   -----------
                                                                       611,067
                                                                   -----------
MEXICO--13.3%
Cifra SA de CV Ser. 'V'.......................         455,992         794,941
Empresa La Moderna SA
  de CV ADR*..................................           1,000          20,062
Grupo Carso SA de CV Ser. 'A1'*...............          76,130         472,588
Grupo Eledta SA de CV.........................          54,180          77,860
Grupo Industrial Bimbo SA de CV...............         107,860         283,958
Grupo Mexico SA de CV Ser. 'B'................         169,530         522,197
Grupo Modelo SA de CV Cl 'C'..................          11,320         106,673
Kimberly-Clark de Mexico SA
  de CV Cl 'A' ...............................         146,010         705,152
Telefonos de Mexico
  SA Cl. 'L' ADR .............................          14,740         834,653
Tubos de Acero de Mexico SA* .................           7,800         142,411
Vitro SA Cl. 'A' .............................           9,750          36,406
                                                                   -----------
                                                                     3,996,901
                                                                   -----------

See notes to financial statements

Winthrop Developing Markets Fund

                                                      Shares      U.S. $ Value
                                                    ----------   --------------

PHILIPPINES--1.5%
Manila Electric Company Cl.'B' ...............          46,600     $   132,314
Philippine Long Distance
  Telephone Co. ..............................           7,900         211,519
SM Prime Holdings, Inc. GDR ..................          13,100         117,900
                                                                   -----------
                                                                       461,733
                                                                   -----------
SOUTH AFRICA--9.7%
Anglo American Corp. .........................           4,800         283,832
Barlow Ltd. ..................................          14,200         137,183
De Beers Centenary AG ........................          13,375         346,508
Free State Consolidated
  Gold Mines Ltd. ............................           8,400          51,581
Liberty Life Association of
  Africa Ltd. ................................           8,275         279,842
Metro Cash & Carry Ltd. ......................         243,044         269,167
Nedcor Ltd. ..................................           9,814         279,484
Pick' N Pay Stores Ltd. ......................          72,100         136,885
Rembrandt Group Ltd. .........................          31,700         288,380
Sasol Ltd. ...................................          36,078         363,882
South African Breweries Ltd. .................          14,640         491,038
                                                                   -----------
                                                                     2,927,782
                                                                   -----------
SOUTH KOREA--1.5%
Korea Electrical Power ADR ...................          16,008         149,075
Pohang Iron ADR ..............................           8,436         150,266
Samsung Electronics GDR ......................           5,792         150,592
Samsung Electronics - SP GDR N/V* ............             314           3,595
                                                                   -----------
                                                                       453,528
                                                                   -----------
TAIWAN--6.6%
Cathay Construction Corp. ....................         274,600         254,826
Cathay Life Insurance Co. Ltd. ...............          36,950         147,914
Evergreen Marine Corp. .......................         119,000         119,092
Far Eastern Textile Ltd. .....................         258,823         235,475
Formosa Chemicals & Fibre Corp. ..............         101,975         105,146
Hon Hai Precision Industry* ..................          76,000         442,523
Hua Nan Commercial Bank ......................          44,100         106,992
International Commercial Bank
  of China ...................................          88,000         128,100
Microtek International, Inc.* ................         117,100         166,908
Pacific Electrical Wire
  & Cable Corp.* .............................         203,600         191,408
U-Ming Marine Transport Corp. ................         162,100          81,604
Yang Ming Marine Transport ...................           6,000           3,967
                                                                   -----------
                                                                     1,983,955
                                                                   -----------
THAILAND--2.6%
Bangkok Bank Public Co. Ltd. .................         103,600         259,837
Banpu Public Co. Ltd. ........................          29,100     $   200,144
PTT Exploration and Production
  Public Co. Ltd.* ...........................          15,500         162,244
TelecomAsia Corporation
  Public Co. Ltd.* ...........................         410,600         148,633
                                                                   -----------
                                                                       770,858
                                                                   -----------
Total Common Stocks
(cost $21,000,778) ...........................                      23,030,132
                                                                   -----------

PREFERRED STOCKS--22.8%
BRAZIL--22.8%
Banco Bradesco SA Prf ........................       9,823,040          90,158
Banco Itau SA Prf ............................         435,000         288,981
Centrais Electricas Brasileiras
  SA Prf Cl.'B' ..............................      24,871,000       1,086,783
Companhia Brasileira de Petroleo
  Ipiranga SA Prf ............................      35,000,000         454,321
Companhia Paulista de
  Forca e Luz SA Prf* ........................       3,831,000         495,611
Companhia Siderurgica
  Nacional SA Prf ............................       8,845,000         271,376
Companhia Vale do Rio
  Doce SA Prf ................................          19,238         464,126
Ericsson Telecomucacoes SA Prf ...............      15,038,000         403,548
Lojas Americanas SA Prf ......................      75,738,000         595,831
Lojas Renner SA Prf ..........................       6,670,000         262,364
Perdigao SA Prf ..............................     231,212,000         383,997
Petrobras Distribuidora SA Prf ...............       1,964,000          33,477
Petroleo Brasileiro SA Prf ...................         950,000     $   238,326
Telecomunicacoes Brasileiras
  SA Prf (Telebras ) .........................      14,742,000       1,771,717
                                                                   -----------
                                                                     6,840,616
                                                                   -----------
Total Preferred Stocks
(cost $4,772,020) ............................                       6,840,616
                                                                   -----------
TOTAL INVESTMENTS--99.4%
(cost $25,772,798) ...........................                      29,870,748
                                                                   -----------
Cash and Other Assets
Net of Liabilities--0.6% .....................                         186,048
                                                                   -----------
NET ASSETS--100% .............................                     $30,056,796
                                                                   ===========

* Non-income producing
See notes to financial statements.

Winthrop Opportunity Funds--Statement of Assets and Liabilities April 30, 1998 (unaudited)



                                                                     International    Developing
                                                                      Equity Fund    Markets Fund
                                                                     ------------    ------------
ASSETS:

   Investments in securities, at value
     (cost $48,179,598 and $25,772,798, respectively) ............   $ 57,026,843    $ 29,870,748
   Cash, at value (cost $24,761 and $244,708, respectively) ......         24,788         244,736
   Receivable for capital stock sold .............................         41,704           2,000
   Dividends and interest receivable .............................        252,754         135,598
   Deferred organization costs (Note A) ..........................         47,994          47,994
                                                                     ------------    ------------
      Total assets ...............................................     57,394,083      30,301,076
                                                                     ------------    ------------
LIABILITIES:
   Payable to investment advisor .................................         65,655          15,594
   Payable for securities purchased ..............................        106,507         153,946
   Payable for capital stock redeemed ............................             --           2,000
   Accrued expenses and other liabilities ........................        113,713          72,740
                                                                     ------------    ------------
      Total liabilities ..........................................        285,875         244,280
                                                                     ------------    ------------
NET ASSETS .......................................................   $ 57,108,208    $ 30,056,796
                                                                     ============    ============
NET ASSETS CONSIST OF:
   Capital paid-in ...............................................   $ 44,564,599    $ 30,883,293
   Accumulated net investment loss ...............................     (1,015,689)       (223,344)
   Accumulated net realized gain (loss) on investments and
     foreign currency transactions ...............................      4,719,452      (4,700,705)
   Net unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ..........................      8,839,846       4,097,552
                                                                     ------------    ------------
                                                                     $ 57,108,208    $ 30,056,796
                                                                     ============    ============
CLASS A SHARES:

   Net assets ....................................................   $ 49,659,010    $ 25,356,054
                                                                     ------------    ------------
   Shares outstanding ............................................      3,811,105       2,515,999
                                                                     ------------    ------------

   Net asset value and redemption value per share ................   $      13.03    $      10.08
                                                                     ============    ============
   Maximum offering price per share (net asset value plus
     sales charge of 5.75% of offering price) ....................   $      13.83    $      10.69
                                                                     ============    ============
CLASS B SHARES:

   Net assets ....................................................   $  7,449,198    $  4,700,742
                                                                     ------------    ------------

   Shares outstanding ............................................        580,026         476,367
                                                                     ------------    ------------

   Net asset value and offering price per share ..................   $      12.84    $       9.87
                                                                     ============    ============

See notes to financial statements.

Winthrop Opportunity Funds--Statement of Operations for the period ended April 30, 1998*


                                                                                                  International    Developing
                                                                                                   Equity Fund    Markets Fund
                                                                                                   -----------    -----------
INVESTMENT INCOME:
   Dividend income .............................................................................   $   329,895    $   337,937
   Interest income .............................................................................        40,947         16,552
                                                                                                   -----------    -----------
                                                                                                       370,842        354,489
      Less withholding tax on foreign source dividends .........................................       (44,558)       (30,031)
                                                                                                   -----------    -----------
      Total investment income ..................................................................       326,284        324,458
                                                                                                   -----------    -----------
EXPENSES:
   Investment advisory fees (Note B) ...........................................................       333,062        189,839
   Distribution fees--Class A (Note B) .........................................................        57,938         32,115
   Distribution fees--Class B (Note B) .........................................................        34,696         23,411
   Legal fees ..................................................................................        16,000          9,000
   Transfer agent fees .........................................................................        49,000         39,500
   Custodian fees ..............................................................................        66,000         60,500
   Auditing fees ...............................................................................        16,000         12,000
   Printing fees ...............................................................................        15,000         10,000
   Trustees' fees ..............................................................................         7,000          4,000
   Registration fees ...........................................................................        37,000         24,000
   Miscellaneous ...............................................................................         8,931          3,004
   Amortization of organization costs (Note A) .................................................        11,267         11,267
                                                                                                   -----------    -----------
                                                                                                       651,894        418,636
      Less fees waived by investment advisor
         and subadvisor (Note B) ...............................................................       (53,004)       (74,555)
                                                                                                   -----------    -----------
      Net expenses .............................................................................       598,890        344,081
                                                                                                   -----------    -----------
NET INVESTMENT LOSS ............................................................................      (272,606)       (19,623)
                                                                                                   -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
   FOREIGN CURRENCY TRANSACTIONS--Note C:
   Net realized gain (loss) on investments .....................................................     4,910,971     (1,380,126)
   Net realized gain (loss) on foreign currency transactions ...................................      (103,287)       (28,638)
   Net change in unrealized appreciation on investments ........................................     3,261,656      3,118,041
   Net change in unrealized appreciation on translation of foreign currency
     denominated assets and liabilities ........................................................       (12,937)         2,266
                                                                                                   -----------    -----------
   Net realized and unrealized gain on investments and foreign currency
     transactions ..............................................................................     8,056,403      1,711,543
                                                                                                   -----------    -----------
INCREASE IN NET ASSETS FROM OPERATIONS .........................................................   $ 7,783,797    $ 1,691,920
                                                                                                   ===========    ===========

*Unaudited

See notes to financial statements.

Winthrop Opportunity Funds--Statement of Changes in Net Assets


                                                       International Equity Fund        Developing Markets Fund
                                                       -------------------------        -----------------------
                                                        Six Months     Year Ended      Six Months     Year Ended
                                                      Ended 04/30/98*   10/31/97     Ended 04/30/98*   10/31/97
                                                      ---------------   --------     ---------------   --------
OPERATIONS:
   Net investment loss .............................   $   (272,606)   $   (332,309)   $    (19,623)   $   (145,488)
   Net realized gain (loss) on investments and
     foreign currency transactions .................      4,807,684         914,894      (1,408,764)     (3,238,751)
   Net change in unrealized appreciation/
     depreciation on investments and foreign
     currency denominated assets and liabilities ...      3,248,719       3,559,351       3,120,307       1,884,963
                                                       ------------    ------------    ------------    ------------
   Increase (decrease) in net assets resulting
     from operations ...............................      7,783,797       4,141,936       1,691,920      (1,499,276)
                                                       ------------    ------------    ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
   Investment income:
     Class A .......................................       (212,893)             --              --              --
     Class B .......................................             --              --              --              --

   Realized gains on investments:
     Class A .......................................       (333,161)             --              --         (87,147)
     Class B .......................................        (51,942)             --              --          (9,498)
                                                       ------------    ------------    ------------    ------------
   Total dividends and distributions to shareholders       (597,996)             --              --         (96,645)
                                                       ------------    ------------    ------------    ------------
CAPITAL STOCK TRANSACTIONS--(NET)
   Note D ..........................................     (1,214,167)       (130,060)     (5,977,739)     (4,621,133)

   Total increase (decrease)  in net assets ........      5,971,634       4,011,876      (4,285,819)     (6,217,054)

NET ASSETS:
   Beginning of year ...............................     51,136,574      47,124,698      34,342,615      40,559,669
                                                       ------------    ------------    ------------    ------------
   End of period ...................................   $ 57,108,208    $ 51,136,574    $ 30,056,796    $ 34,342,615
                                                       ------------    ------------    ------------    ------------

* Unaudited

See notes to financial statements.

Winthrop Opportunity Funds--Notes to Financial Statements April 30, 1998 (unaudited)


Note (A) Significant Accounting Policies. Winthrop International Funds ("Fund" or "Funds") consists of two portfolios (the "Portfolios"), the Winthrop International Equity Fund and the Winthrop Developing Markets Fund (together the "International Funds"), each a separate diversified series of the Winthrop Opportunity Funds (the "Trust"). In addition, the Trust also consists of the Winthrop Municipal Money Fund and the Winthrop U.S. Government Money Fund. The Trust was organized as a Delaware business trust under the laws of Delaware on May 31, 1995 and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment company.

The investment objective of the Developing Markets Fund is long-term growth of capital by investing primarily in common stocks and other equity securities from developing countries. The International Equity Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities from established markets outside the United States.

Each Portfolio offers two classes of shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Both classes have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Wood, Struthers & Winthrop Management Corp. (the "Advisor") is a wholly-owned subsidiary of Donaldson, Lufkin and Jenrette Securities Corporation, which is wholly-owned subsidiary of Donaldson, Lufkin and Jenrette, Inc. ("DLJ"). DLJ is an independently operated, indirect subsidiary of The Equitable Companies, Incorporated, a holding company controlled by AXA
- UAP ("AXA"), a member of a large French insurance group. AXA is indirectly controlled by a group of four French mutual insurance companies. The Advisor has retained AXA Asset Management Partenaires as subadvisor to the Funds (the "Subadvisor").

The Funds account separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charges to that Portfolio's operations: expenses which are applicable to all portfolios are allocated among them on a pro rata basis. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds.

      (1) Security Valuation: All securities for which current market quotations are readily available are valued at the last sale price prior to the time of determination, or, if there is no sales price on such date, and if bid and ask quotations are available, at the mean between the last current bid and asked prices. Securities that are traded over-the-counter, if bid and asked quotations are available, are valued at the mean between the current bid and asked prices, or, if quotations are not available, are valued as determined in good faith by the Board of Trustees of the Fund. Short-term investments having a maturity of 60 days or less are valued at amortized cost. Securities and assets for which current market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees of the Fund.

      (2) Foreign Currency Translations: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the bid prices of such currencies against the U.S. dollar as of the date of valuation. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts, income receipts and expense accruals are translated at the prevailing exchange rate on the date of each transaction.

      The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Winthrop Opportunity Funds--Notes to Financial Statements April 30, 1998 (continued)

      Reported net realized gain (loss) on foreign currency transactions arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized appreciation on translation of foreign currency denominated assets and liabilities arises from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in exchange rates.

      (3) Federal Income Taxes: The Funds intend to be treated as "regulated investment companies" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of their net taxable income. Accordingly, no provisions for Federal income or excise taxes have been made in the accompanying financial statements. The Developing Markets Fund has an unused capital loss carryover of approximately $3,185,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to October 31, 1997. If not applied, the carryover expires in fiscal 2005.

      (4) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Security transactions are accounted for on the date securities are purchased or sold. Security gains and losses are determined on the identified cost basis.

      (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

      (6) Deferred Organization Costs: The Funds will reimburse the Advisor for costs incurred in connection with the Fund's organization. The costs are being amortized on a straight-line basis over five years commencing with the Fund's operation.

Note (B) Advisory and Distribution Services Agreement: Under the terms of an Advisory Agreement with the Advisor, for the investment management services furnished to each Portfolio, such Portfolio will pay the Advisor an advisory fee, on a graduated basis at an annual rate of 1.25% of the first $100 million of average daily net assets, 1.15% of the next $100 million and 1% of average daily net assets over $200 million. Such fee will be accrued daily and paid monthly. Under a Subadvisory Agreement between the Advisor and Subadvisor, the Advisor pays the Subadvisor for its services, out of the Advisor's own resources, at the following annual percentage rates of the average daily net assets of each Portfolio: .625 of 1% of each Portfolio's first $100 million,
 .575 of 1% of the next $100 million and .50 of 1% of the balance.

Commencing at the inception of each Fund through April 30, 1998, the Advisor and Subadvisor voluntarily reduced their management fees by the amount that total fund operating expenses exceeded 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. Any such reduction has or will be borne equally between the Advisor and Subadvisor. For the period May 1, 1998 through October 31, 1998, the Advisor and Subadvisor have agreed to continue to voluntarily reduce their management fees by the amount that total fund operating expenses exceed 2.15% and 2.90% of the average daily net assets of the Class A and Class B shares, respectively, of each Fund. After October 31, 1998, the Advisor and Subadvisor may, in their sole discretion, determine to discontinue this practice with respect to either Fund. As a result of the voluntary waiver, the Advisor and Subadvisor waived fees amounting to $53,004 and $74,555 for the International Equity Fund and Developing Markets Fund, respectively, during the six month period ended April 30, 1998.

Winthrop Opportunity Funds--Notes to Financial Statements April 30, 1998 (continued)

The Fund has entered into a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940 for Class A and Class B shares with Donaldson, Lufkin & Jenrette Securities Corporation, the Fund's Distributor. Under the Agreement, each Portfolio will pay a distribution services fee to the Distributor at an annual rate of up to .25 of 1% of the average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Agreement also provides that the Advisor may use its own resources to finance the distribution of the Fund's shares.

Each Trustee who is not an affiliated person receives an attendance fee of $2,000 per meeting. In addition, each unaffiliated Trustee receives an attendance fee of $1,000 per audit committee meeting. Attendance fees are charged to all series of the Trust and are allocated on a pro rata basis.

Note (C) Investment Transactions: Purchases and sales of investment securities (excluding short-term securities and forward currency exchange contracts) during the six month period ended April 30, 1998, aggregated $27,142,476 and $24,797,610 for the International Equity Fund; and $9,617,059 and $14,156,129 for the Developing Markets Fund, respectively.

The Funds may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gain or loss from foreign currency transactions.

Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as net change in unrealized appreciation (depreciation) of foreign currency denominated assets and liabilities. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At April 30, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. At April 30, 1998, the components of net unrealized appreciation (depreciation) of investments were as follows:


                                                                                International    Developing
                                                                                Equity Fund      Markets Fund
                                                                                -----------      ------------

Gross appreciation (investments having an excess of value over cost) ........   $ 11,717,596     $  6,647,526
Gross depreciation (investments having an excess of cost over value) ........     (2,870,351)      (2,549,576)
                                                                                ------------     ------------
Net unrealized appreciation of investments ..................................   $  8,847,245     $  4,097,950
                                                                                ============     ============

NOTE (D) Shares of Beneficial Interest: There is an unlimited number of shares ($0.001 par value) of beneficial interest authorized, divided into two classes, designated Class A and Class B shares. Transactions in shares of beneficial interest were as follows:

                                                International Equity Fund
                              ------------------------------------------------------------
                                    Six Months Ended                   Year Ended
                                     April 30, 1998*                October 31, 1997
                              ----------------------------    ----------------------------
                                 Shares          Amount          Shares          Amount
                              ------------    ------------    ------------    ------------
Class A

Shares sold ...............         89,284    $  1,047,001         822,555    $  9,553,450
Shares issued through
  reinvestment of
  dividends ...............         48,974         540,052              --              --
Shares redeemed ...........       (207,998)     (2,495,784)     (1,005,538)    (11,086,992)
                              ------------    ------------    ------------    ------------

Net decrease ..............        (69,740)   $   (908,731)       (182,983)   $ (1,533,542)
                              ============    ============    ============    ============


Class B

Shares sold ...............         57,979    $    696,714         201,057    $  2,251,556
Shares issued through
  reinvestment of
  dividends ...............          4,788          51,706              --              --
Shares redeemed ...........        (89,431)     (1,053,856)        (75,755)       (848,074)
                              ------------    ------------    ------------    ------------
Net increase (decrease) ...        (26,664)   $   (305,436)        125,302    $  1,403,482
                              ============    ============    ============    ============

                                                 Developing Markets Fund
                              ------------------------------------------------------------
                                    Six Months Ended                   Year Ended
                                     April 30, 1998*                October 31, 1997
                              ----------------------------    ----------------------------
                                 Shares          Amount          Shares          Amount
                              ------------    ------------    ------------    ------------
Class A

Shares sold ...............        104,643    $    990,653         352,037    $  3,898,784
Shares issued through
  reinvestment of
  dividends ...............             --              --           8,374          84,414
Shares redeemed ...........       (675,683)     (6,475,045)       (981,711)    (10,394,319)
                              ------------    ------------    ------------    ------------

Net decrease ..............       (571,040)   $ (5,484,392)       (621,300)   $ (6,411,121)
                              ============    ============    ============    ============


Class B

Shares sold ...............         35,496    $    335,118         218,192    $  2,441,467
Shares issued through
  reinvestment of
  dividends ...............             --              --             950           9,486
Shares redeemed ...........        (86,847)       (828,465)        (60,685)       (660,965)
                              ------------    ------------    ------------    ------------
Net increase (decrease) ...        (51,351)   $   (493,347)        158,457    $  1,789,988
                              ============    ============    ============    ============

* Unaudited

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for a share of capital stock outstanding throughout each period presented. This information has been derived from information provided in the financial statements.


                            Net
                            Realized and
                            Unrealized
                            Gains or                                                                       Ratio of
                            (Losses) on             Distri-   Net                               Ratio of   Net
       Net Asset Net        Investments  Dividends  butions   Asset               Net Assets    Expenses   Investment
       Value,    Investment and Foreign  from Net   from      Value,              End of        to Average Income (Loss)  Portfolio
       Beginning Income/    Currency     Investment Capital   End       Total     Period        Net        to Average     Turnover
       of Period (Loss)(1)  Transactions Income     Gains     of Period Return(2) (000 omitted) Assets(4)  Net Assets(4)  Rate
       --------- ---------  ------------ ------     -----     --------- --------- ------------- ---------  -------------  ----
International Equity Fund
Class A
          Six Months Ended April 30, (unaudited)

1998    $11.42    ($0.06)    $1.82       ($0.06)    ($0.09)     $13.03    15.56%    $49,659       2.15%(3)   (0.92)%(3)    46.95%

          Years Ended October 31,
1997     10.38     (0.07)     1.11       --          --          11.42     10.02     44,316        2.15      (0.59)        73.92
1996      9.58     (0.04)     0.84       --          --          10.38      8.35     42,170        2.15      (0.39)        94.12
1995*    10.00        --     (0.42)      --          --           9.58     (4.20)    28,819        2.15(3)   (0.02)(3)      0.00
Class B

          Six Months Ended April 30, (unaudited)
1998     11.24     (0.10)     1.79       --          (0.09)      12.84     15.14      7,449        2.90(3)   (1.69)(3)     46.95

          Years Ended October 31,
1997     10.29     (0.15)     1.10       --          --          11.24      9.23      6,821        2.90      (1.32)        73.92
1996      9.57     (0.13)     0.85       --          --          10.29      7.52      4,955        2.90      (1.25)        94.12
1995*    10.00     (0.02)    (0.41)      --          --           9.57     (4.30)     1,803        2.90(3)   (1.77)(3)      0.00

Developing Markets Fund
Class A
          Six Months Ended April 30, (unaudited)
1998   $  9.52        --     $0.56       --          --         $10.08      5.88%   $25,356       2.15%(3)   (0.02)%(3)    32.25%

          Years Ended October 31,
1997      9.96    ($0.02)    (0.40)      --         ($0.02)       9.52     (4.18)    29,402        2.15      (0.17)        52.79
1996      9.53     (0.01)     0.44       --          --           9.96      4.51     36,918        2.15      (0.14)        26.76
1995*    10.00        --     (0.47)      --          --           9.53     (4.70)    14,622        2.15(3)    0.32 (3)      0.00
Class B

          Six Months Ended April 30, (unaudited)
1998      9.36     (0.02)     0.53       --          --           9.87      5.45      4,701        2.90(3)   (0.75)(3)     32.25

          Years Ended October 31,
1997      9.86     (0.19)    (0.29)      --         (0.02)        9.36     (4.83)     4,941        2.90      (1.74)        52.79
1996      9.52     (0.08)     0.42       --          --           9.86      3.57      3,641        2.90      (0.83)        26.76
1995*    10.00     (0.01)    (0.47)      --          --           9.52     (4.80)     1,004        2.90(3)   (1.00)(3)      0.00


*  Commencement of operations was September 8, 1995.
(1)Based on average shares outstanding

(2)Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total return. Total return calculated for a period of less than one year is not annualized.

(3)Annualized

(4)Net of voluntary reduction of management fees by Adviser and Subadviser expressed as a percentage of average daily net assets of both Class A and Class B shares of each Fund as follows: International Equity Fund .20% (annualized) for the six months ended April 30, 1998, and .18%, .27% and .60% for the years ended 10/31/97, 96 and 95, respectively, and Developing Markets Fund .49% (annualized) for the six months ended April 30, 1998, and .34%, .54% and .60% for the years ended 10/31/97, 96 and 95, respectively.

                          WINTHROP OPPORTUNITY FUNDS
                                (800) 225-8011

                                   TRUSTEES

                  G. MOFFETT COCHRAN       ROBERT E. FISCHER
                  WILMOT H. KIDD, III      MARTIN JAFFE
                              JOHN W. WALLER, III

                                   OFFICERS

                  G. MOFFETT COCHRAN, Chairman and President
                        JAMES A. ENGLE, Vice President
             MARTIN JAFFE, VICE PRESIDENT, Secretary and Treasurer
                       BRIAN A. KAMMERER, Vice President

                              INVESTMENT ADVISER

                  WOOD STRUTHERS & WINTHROP MANAGEMENT CORP.
                    An Investment Management Subsidiary of
                         Donaldson, Lufkin & Jenrette
                      277 Park Avenue, New York, NY 10172

                                  SUBADVISER

                             AXA ASSET MANAGEMENT
                                  Partenaires
                         46, avenue de la Grande Armee
                              Paris, France 75017

                                   CUSTODIAN

                                CITIBANK, N.A.
                      111 Wall Street, New York, NY 10043

                                TRANSFER AGENT

                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                      P.O. Box 61503 (3200 Horizon Drive)
                           King of Prussia, PA 19406

                                  DISTRIBUTOR

              DONALDSON, LUFKIN & JENRETTE SECURITIES CORPORATION
                      277 Park Avenue, New York, NY 10172

                             INDEPENDENT AUDITORS

                               ERNST & YOUNG LLP
                    787 Seventh Avenue, New York, NY 10019

                                 LEGAL COUNSEL

                      SKADDEN, ARPS, SLATE, MEAGHER &FLOM
                      919 Third Avenue, New York, NY10022


  This report is submitted for the general information of the stockholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an
                     effective prospectus, which should be
                       read carefully before investing.

                          WOOD, STRUTHERS & WINTHROP

                               ESTABLISHED 1871

                      INVESTMENT MANAGEMENT SUBSIDIARY OF
                         DONALDSON, LUFKIN & JENRETTE
                            SECURITIES CORPORATION
                            (THE FUND DISTRIBUTOR)

                                     WOF-2





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                       WINTHROP DEVELOPING MARKETS FUND

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                                APRIL 30, 1998


                                  SEMI-ANNUAL
                                    REPORT